Financial income and expenses - Summary of Financial Income and Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure Of Detailed Finance (Income) Costs Explanatory [line items]
Financial income on deposits and money market funds	$ 33	$ 17		$ 2
Interest income on loans and other assets	6	5		6
Financial income	39	22	[1]	8	[1]
Interest expense on bonds and syndicated facility	85	92		109
Interest expense on lease liabilities	29	29		29
Unwind of discount on deferred purchase consideration	1	0		1
Foreign exchange gains	(35)	(10)		0
Other charges	11	7		8
Financial expenses	$ 91	$ 118	[1]	$ 147	[1]

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ and to combine System Fund revenues and reimbursables (see New accounting standards and other presentational changes).